Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	F-1/A
Amendment Flag	true
Entity Registrant Name	Allego N.V.
Entity Central Index Key	0001874474
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act, or until the registration statement shall become effective on such date as the Securities and Exchange Commission (the “SEC”), acting pursuant to said Section 8(a), may determine.